Capital Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations And Dispositions [Abstract]
Schedule of Capital Acquisitions and Dispositions

($ millions)	Uinta Basin	Southeast Saskatchewan	Other minor
Dispositions:

Consideration
Cash	653.9	196.9	50.4
Working capital	22.9	—	—
	676.8	196.9	50.4
Carrying Value
Derivative asset	(16.2)	—	—
ROU asset	(3.1)	—	—
Exploration and evaluation	(90.7)	(3.2)	(0.7)
Property, plant and equipment	(670.2)	(466.4)	(85.6)
Goodwill	—	(13.1)	—
Lease liability	3.0	—	—
Decommissioning liability	100.4	92.0	30.5
	(676.8)	(390.7)	(55.8)

Loss on capital dispositions	—	(193.8)	(5.4)